FHLB Advances And Other Debt	12 Months Ended
Dec. 31, 2018
FHLB Advances And Other Debt [Abstract]
FHLB Advances And Other Debt

NOTE 10 –FHLB ADVANCES AND OTHER DEBT

FHLB advances and other debt were as follows:

	Weighted
	Average Rate	December 31, 2018	December 31, 2017
FHLB fixed rate advances
Maturities:
2019	1.62%	$3,500	$3,500
2020	1.98%	4,500	4,500
2021	2.32%	4,000	4,000
2022	2.05%	1,500	1,500
Total FHLB fixed rate advances		13,500	13,500

Variable rate other debt:
Maturities:
2020	5.78%	6,000	-
Total variable rate other debt		6,000	-
Total		$19,500	$13,500

Each advance is payable at its maturity date, with a prepayment penalty for fixed-rate advances.

The advances were collateralized as follows:

	December 31, 2018	December 31, 2017
Single-family mortgage loans	$70,140	$49,616
Multi-family mortgage loans	18,841	15,125
Commercial real estate loans (1-4 family)	5,986	5,348
Home equity lines of credit	6,446	7,061
Securities	4,058	4,641
Cash	3,300	3,300
Total	$108,771	$85,091

Based on the collateral pledged to the FHLB and CFBank’s holdings of FHLB stock, CFBank was eligible to borrow up to a total of $68,269 from the FHLB at December 31, 2018.

Payments due on FHLB advances and other debt over the next five years are as follows:
December 31, 2018
2019	$3,500
2020	10,500
2021	4,000
2022	1,500
2023	-
$19,500

In February 2018, the Holding Company entered into a credit facility with a third-party bank pursuant to which the Holding Company could borrow up to an aggregate principal amount of $6,000.  The Holding Company increased the credit facility by $2,000 in July 2018, and by an additional $2,000 in December 2018, which increased the total borrowing limit to $10,000.  In December 2018, the credit facility was also modified to a revolving line-of-credit.  The purpose of the credit facility is to provide an additional source of liquidity for the Holding Company and to provide funds for the Holding Company to downstream as additional capital to CFBank to support growth.  Loans under the credit facility bear interest at a rate equal to the Prime Rate plus 0.75%.  The credit facility is secured by a pledge of the Holding Company’s stock of CFBank.  The credit facility will expire in February 2020 unless extended or replaced.  As of December 31, 2018, the Company had an outstanding balance of $6,000 on the credit facility.

There were no outstanding borrowings with the Federal Reserve Bank (the “FRB”) at December 31, 2018 or at December 31, 2017

Assets pledged as collateral with the FRB were as follows:

	2018	2017
Commercial loans	$29,578	$18,491
Commercial real estate loans	76,332	43,518
	$105,910	$62,009

Based on the collateral pledged, CFBank was eligible to borrow up to $58,502 from the FRB at year-end 2018.

CFBank had $8,000 of availability in an unused line of credit at a commercial bank at December 31, 2018 and December 31, 2017.  During the first quarter of 2017, the Company added an $8,000 line of credit for potential liquidity purposes.  The previous $1,000 million line of credit, with a different institution, was closed during the second quarter of 2017.  There were no outstanding borrowings on these lines of credit at December 31, 2018 or December 31, 2017.  If CFBank were to borrow on this line of credit, interest would accrue daily at a variable rate based on the commercial bank’s cost of funds and current market returns.